EMPLOYMENT BENEFIT PLAN (10K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
EMPLOYMENT BENEFIT PLAN [Abstract]
Contributions made to 401(k) plan	$ 24,674	$ 20,917